Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share Tables
Schedule of loss per share

	2017		2016		2015
Numerator	£’000		£’000		£’000

Loss used in basic EPS and diluted EPS	(16,064)		(20,162)		(10,099)

Denominator

Weighted average number of ordinary shares used in basic EPS	51,317,320		36,072,752		28,229,814
Basic and diluted loss per share - pence	(31p	)	(56p	)	(36p	)